Annual Fund Operating Expenses	Jul. 24, 2026
T. Rowe Price Biotech ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
T. Rowe Price Capital Appreciation Fixed Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%
T. Rowe Price Dynamic Emerging Markets Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
T. Rowe Price Mid-Cap Equity Research ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.47%
T. Rowe Price Securitized Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
T. Rowe Price Small-Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%